LVIP JPMorgan U.S. Equity Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.18%
Aerospace & Defense–2.53%
Howmet Aerospace, Inc.	15,425	$713,406
Northrop Grumman Corp.	6,172	2,716,853
		3,430,259
Automobiles–1.11%
†Tesla, Inc.	6,010	1,503,822
		1,503,822
Banks–3.22%
U.S. Bancorp	36,070	1,192,474
Wells Fargo & Co.	77,630	3,171,962
		4,364,436
Beverages–2.35%
Coca-Cola Co.	56,879	3,184,086
		3,184,086
Biotechnology–7.50%
AbbVie, Inc.	29,596	4,411,580
†Biogen, Inc.	5,329	1,369,606
†Regeneron Pharmaceuticals, Inc.	3,421	2,815,346
†Vertex Pharmaceuticals, Inc.	4,474	1,555,789
		10,152,321
Broadline Retail–4.03%
†Amazon.com, Inc.	42,955	5,460,440
		5,460,440
Building Products–1.14%
Trane Technologies PLC	7,637	1,549,624
		1,549,624
Capital Markets–4.86%
Ameriprise Financial, Inc.	5,629	1,855,769
Morgan Stanley	36,157	2,952,942
S&P Global, Inc.	4,843	1,769,681
		6,578,392
Chemicals–2.03%
Eastman Chemical Co.	10,979	842,309
PPG Industries, Inc.	14,696	1,907,541
		2,749,850
Construction Materials–1.23%
Vulcan Materials Co.	8,207	1,657,978
		1,657,978
Consumer Finance–1.59%
American Express Co.	14,400	2,148,336
		2,148,336
Electric Utilities–4.20%
NextEra Energy, Inc.	58,527	3,353,012
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
†PG&E Corp.	144,281	$2,327,252
		5,680,264
Electrical Equipment–1.99%
Eaton Corp. PLC	12,648	2,697,565
		2,697,565
Energy Equipment & Services–1.88%
Baker Hughes Co.	71,928	2,540,497
		2,540,497
Financial Services–2.87%
Mastercard, Inc. Class A	9,801	3,880,314
		3,880,314
Ground Transportation–2.34%
Norfolk Southern Corp.	9,353	1,841,886
†Uber Technologies, Inc.	28,846	1,326,628
		3,168,514
Health Care Providers & Services–3.43%
UnitedHealth Group, Inc.	9,203	4,640,061
		4,640,061
Hotels, Restaurants & Leisure–1.89%
McDonald's Corp.	9,717	2,559,846
		2,559,846
Industrial REITs–1.63%
Prologis, Inc.	19,605	2,199,877
		2,199,877
Insurance–1.71%
Progressive Corp.	16,635	2,317,255
		2,317,255
Interactive Media & Services–6.09%
†Alphabet, Inc. Class A	34,038	4,454,212
†Meta Platforms, Inc. Class A	12,608	3,785,048
		8,239,260
IT Services–1.24%
Accenture PLC Class A	5,482	1,683,577
		1,683,577
Life Sciences Tools & Services–1.28%
Danaher Corp.	6,986	1,733,227
		1,733,227
Machinery–2.28%
Deere & Co.	8,170	3,083,195
		3,083,195
Oil, Gas & Consumable Fuels–3.23%
ConocoPhillips	14,593	1,748,241
LVIP JPMorgan U.S. Equity Fund–1

LVIP JPMorgan U.S. Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	11,449	$2,628,118
		4,376,359
Pharmaceuticals–2.18%
Bristol-Myers Squibb Co.	36,891	2,141,154
Eli Lilly & Co.	1,504	807,843
		2,948,997
Semiconductors & Semiconductor Equipment–8.29%
†Advanced Micro Devices, Inc.	10,642	1,094,211
Analog Devices, Inc.	5,966	1,044,587
ASML Holding NV	650	382,629
NVIDIA Corp.	11,594	5,043,274
NXP Semiconductors NV	18,299	3,658,336
		11,223,037
Software–11.96%
Intuit, Inc.	2,486	1,270,197
Microsoft Corp.	39,547	12,486,965
Oracle Corp.	22,960	2,431,923
		16,189,085
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–3.36%
Lowe's Cos., Inc.	14,821	$3,080,397
TJX Cos., Inc.	16,517	1,468,031
		4,548,428
Technology Hardware, Storage & Peripherals–5.74%
Apple, Inc.	42,125	7,212,221
Seagate Technology Holdings PLC	8,379	552,595
		7,764,816
Total Common Stock (Cost $88,269,436)		134,253,718

MONEY MARKET FUND–1.34%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	1,811,636	1,811,636
Total Money Market Fund (Cost $1,811,636)		1,811,636

TOTAL INVESTMENTS–100.52% (Cost $90,081,072)	136,065,354
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.52%)	(707,400)
NET ASSETS APPLICABLE TO 3,998,083 SHARES OUTSTANDING–100.00%	$135,357,954

†Non-income producing.

The following futures contracts were outstanding at September 30, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
5	E-mini S&P 500 Index	$1,081,375	$1,115,086	12/15/23	$—	$(33,711)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP JPMorgan U.S. Equity Fund–2

LVIP JPMorgan U.S. Equity Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan U.S. Equity Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$134,253,718	$—	$—	$134,253,718
Money Market Fund	1,811,636	—	—	1,811,636
Total Investments	$136,065,354	$—	$—	$136,065,354
Derivatives:

Liabilities:
Futures Contract	$(33,711)	$—	$—	$(33,711)
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan U.S. Equity Fund–3

LVIP JPMorgan U.S. Equity Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Prior to May 1, 2023, the Predecessor Fund invested in Underlying Funds which were considered to be affiliates. The Underlying Fund distributions were reinvested into the Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-0.00%@
Money Market Funds-0.00%@
×JPMorgan U.S. Government Money Market Fund Class Institutional Shares	$1,218,393	$5,546,266	$6,764,659	$—	$—	$—	—	$15,761	$—
×JPMorgan U.S. Government Money Market Fund Class IM Shares	51,120	78,114	129,234	—	—	—	—	25	—
Total	$1,269,513	$5,624,380	$6,893,893	$—	$—	$—		$15,786	$—

@ As a percentage of Net Assets as of September 30, 2023.
× Issuer is no longer an affiliate of the Fund at September 30, 2023.
LVIP JPMorgan U.S. Equity Fund–4